Form N-1A Cover	Jul. 03, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ALPS ETF TRUST
Entity Central Index Key	0001414040
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 03, 2025
Prospectus Date	Mar. 31, 2025